LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS AND BORROWINGS
Weighted average interest rates of short-term borrowings	7.94%	4.91%
Assets to secure short-term borrowings	¥ 245,543	¥ 544,667
Secured short-term loans and borrowings	264,004	4,127,287
VIEs | Borrowings guaranteed by GDS Holdings Limited
LOANS AND BORROWINGS
Secured short-term loans and borrowings	0	18,460
Accounts receivable
LOANS AND BORROWINGS
Assets to secure short-term borrowings		65,985
Accounts receivable | VIEs
LOANS AND BORROWINGS
Assets pledged	66,503	70,945
Property and equipment, net
LOANS AND BORROWINGS
Assets to secure short-term borrowings	245,543	397,285
Property and equipment, net | VIEs
LOANS AND BORROWINGS
Assets pledged	¥ 45,572	46,007
Operating lease ROU assets
LOANS AND BORROWINGS
Assets to secure short-term borrowings		¥ 81,397